Interest in Other Entities (Details) - Schedule of summarized statement of comprehensive income - USD ($) $ in Thousands		1 Months Ended		3 Months Ended	6 Months Ended			12 Months Ended
		Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
ScoutCam Inc. [Member]
Interest in Other Entities (Details) - Schedule of summarized statement of comprehensive income [Line Items]
Revenue		$ 24	$ 74	$ 274
Gross Loss		(179)	(207)	(133)
Operating Loss		(1,590)	(2,445)	(2,097)
Net Loss for the period		$ (1,606)	$ (2,383)	$ (2,088)
Eventer Technologies Ltd. [Member]
Interest in Other Entities (Details) - Schedule of summarized statement of comprehensive income [Line Items]
Revenue	[1]				$ 459			$ 40
Net Loss for the period	[1]				(1,215)			(490)
Net loss attributable to the NCI	[1]				(293)			$ (202)
Jeff’s Brands Ltd [Member]
Interest in Other Entities (Details) - Schedule of summarized statement of comprehensive income [Line Items]
Revenue	[1]					$ 1,910
Net Loss for the period	[1]					(851)
Net loss attributable to the NCI	[1]					$ (382)
Gix Internet Ltd [Member]
Interest in Other Entities (Details) - Schedule of summarized statement of comprehensive income [Line Items]
Revenue	[1]				16,348		$ 18,017
Gross Loss	[1]				3,054		4,444
Profit (loss for the period)	[1]				(870)		262
Other comprehensive loss	[1]				185
Total comprehensive profit (loss)	[1]				$ (685)		$ 262

[1]	translated at average exchange rates for the period.